Intangible assets - Summary of Breakdown For Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 425,220	€ 387,847
Ending balance	455,908	425,220
Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	227,230	208,881
Ending balance	239,709	227,230
Brands with an indefinite useful life
Disclosure of detailed information about intangible assets [line items]
Beginning balance	158,864	146,633
Ending balance	168,694	158,864
Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,871	7,637
Ending balance	5,350	5,871
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	29,074	22,150
Ending balance	41,009	29,074
Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,181	2,546
Ending balance	1,146	4,181
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	561,939	523,528
Additions	25,258	18,115
Disposals	(11,014)	(13,147)
Exchange differences	22,909	30,012
Business combinations		7,020
Disposition		(3,589)
Other movements and reclassifications	0	0
Ending balance	599,092	561,939
Gross carrying amount | Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	227,230	208,881
Additions	0	0
Disposals	0	0
Exchange differences	12,479	15,529
Business combinations		2,820
Disposition		0
Other movements and reclassifications	0	0
Ending balance	239,709	227,230
Gross carrying amount | Brands with an indefinite useful life
Disclosure of detailed information about intangible assets [line items]
Beginning balance	158,864	146,633
Additions	0	0
Disposals	0	0
Exchange differences	9,830	12,231
Business combinations		0
Disposition		0
Other movements and reclassifications	0	0
Ending balance	168,694	158,864
Gross carrying amount | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	45,003	46,815
Additions	1,620	2,895
Disposals	(3,164)	(6,572)
Exchange differences	82	476
Business combinations		0
Disposition		(18)
Other movements and reclassifications	(1,202)	1,407
Ending balance	42,339	45,003
Gross carrying amount | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	126,661	118,653
Additions	23,474	10,712
Disposals	(4,651)	(6,556)
Exchange differences	518	1,715
Business combinations		4,200
Disposition		(2,656)
Other movements and reclassifications	1,202	593
Ending balance	147,204	126,661
Gross carrying amount | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,181	2,546
Additions	164	4,508
Disposals	(3,199)	(19)
Exchange differences	0	61
Business combinations		0
Disposition		(915)
Other movements and reclassifications	0	(2,000)
Ending balance	1,146	4,181
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	136,719	135,681
Amortization	(12,383)	(10,497)
Disposals	(6,883)	(9,861)
Exchange differences	(939)	(1,574)
Impairment	(26)	(39)
Disposition		(1,211)
Ending balance	143,184	136,719
Accumulated amortization | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	39,132	39,178
Amortization	(1,457)	(2,045)
Disposals	(2,761)	(2,314)
Exchange differences	838	(228)
Impairment	1	(3)
Disposition		(8)
Ending balance	36,989	39,132
Accumulated amortization | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	97,587	96,503
Amortization	(10,926)	(8,452)
Disposals	(4,122)	(7,547)
Exchange differences	(1,777)	(1,346)
Impairment	(27)	(36)
Disposition		(1,203)
Ending balance	106,195	97,587
Accumulated amortization | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Amortization	0	0
Disposals	0	0
Exchange differences	0	0
Impairment	0	0
Disposition		0
Ending balance	€ 0	€ 0